Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 14, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:        Advisors Series Trust (the “Trust”)
  File Nos.: 333-17391 and 811-07959
  WBI Absolute Return Balanced Plus Fund (S000041003)
  WBI Absolute Return Dividend Income Fund (S000041004)

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, WBI Absolute Return Balanced Plus Fund and WBI Absolute Return Dividend Income Fund, is Post-Effective Amendment No. 512 under the 1933 Act and Amendment No. 514 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective on June 15, 2013.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures